INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BANKING - 0.8%
1,293	First Citizens BancShares, Inc., Class A	$ 2,798,570
12,264	Western Alliance Bancorp	958,186
		3,756,756
	BIOTECH & PHARMA - 0.5%
20,112	Incyte Corporation(a)	2,478,201

	CHEMICALS - 0.4%
16,645	Albemarle Corporation	2,246,576

	COMMERCIAL SUPPORT SERVICES - 3.4%
46,581	Cintas Corporation	9,399,580
33,850	Republic Services, Inc.	7,478,142
		16,877,722
	CONSTRUCTION MATERIALS - 0.3%
4,458	Carlisle Companies, Inc.	1,545,054

	DATA CENTER REIT - 1.5%
41,382	Digital Realty Trust, Inc.	7,680,085

	DIVERSIFIED INDUSTRIALS - 3.2%
14,946	Dover Corporation	2,902,962
13,478	Parker-Hannifin Corporation	13,200,892
		16,103,854
	ELECTRIC UTILITIES - 2.7%
71,397	CenterPoint Energy, Inc.	2,827,321
26,228	Clearway Energy, Inc., Class C	832,739
51,791	Entergy Corporation	5,505,901
24,876	Evergy, Inc.	2,015,454
45,620	OGE Energy Corporation	2,081,641
		13,263,056
	ELECTRICAL EQUIPMENT - 6.6%
14,930	A O Smith Corporation	882,811
124,455	Amphenol Corporation, A	19,732,340
18,025	Nextpower, Inc., Class A(a)	1,478,591

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRICAL EQUIPMENT - 6.6% (Continued)
17,681	Sensata Technologies Holding PLC	$ 725,451
40,590	Vertiv Holdings Company, Class A	10,501,445
		33,320,638
	ENGINEERING & CONSTRUCTION - 0.8%
5,135	EMCOR Group, Inc.	3,771,863

	GAS & WATER UTILITIES - 0.6%
18,442	Atmos Energy Corporation	3,063,769

	HEALTH CARE FACILITIES & SERVICES - 1.1%
17,424	IQVIA Holdings, Inc.(a)	4,550,974
5,210	Molina Healthcare, Inc.(a)	1,035,592
		5,586,566
	HEALTH CARE REIT - 4.6%
19,446	Alexandria Real Estate Equities, Inc.	997,385
51,479	Ventas, Inc.	4,693,340
74,518	Welltower, Inc.	17,604,133
		23,294,858
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
2,054	Valmont Industries, Inc.	964,682

	INDUSTRIAL SUPPORT SERVICES - 1.7%
6,789	United Rentals, Inc.	7,046,982
4,170	Watsco, Inc.	1,291,949
		8,338,931
	INSTITUTIONAL FINANCIAL SERVICES - 4.2%
4,665	Evercore, Inc., Class A	1,336,196
202,992	Interactive Brokers Group, Inc., Class A	19,749,091
		21,085,287
	INSURANCE - 3.2%
22,102	Loews Corporation	2,393,426
61,362	Progressive Corporation (The)	13,381,825
		15,775,251

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MACHINERY - 8.4%
7,668	AGCO Corporation	$ 907,201
45,525	Caterpillar, Inc.	36,304,822
41,061	Ingersoll Rand, Inc.	3,163,750
6,078	Nordson Corporation	1,955,414
		42,331,187
	MEDICAL EQUIPMENT & DEVICES - 2.7%
9,718	IDEXX Laboratories, Inc.(a)	5,409,914
2,057	Mettler-Toledo International, Inc.(a)	2,890,373
10,807	STERIS PLC	2,514,140
7,410	West Pharmaceutical Services, Inc.	2,527,625
		13,342,052
	METALS & MINING - 2.8%
181,660	Freeport-McMoRan, Inc.	13,758,927

	MULTI ASSET CLASS REIT - 0.4%
26,376	WP Carey, Inc.	1,845,265

	OIL & GAS PRODUCERS - 5.6%
137,210	Devon Energy Corporation	6,656,057
33,941	Diamondback Energy, Inc.	6,804,492
246,795	Kinder Morgan, Inc.	7,956,671
23,491	Targa Resources Corporation	6,898,132
		28,315,352
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
195,696	SLB Ltd.	11,761,330

	RENEWABLE ENERGY - 0.7%
4,103	EnerSys	754,378
14,163	First Solar, Inc.(a)	2,859,509
		3,613,887
	RESIDENTIAL REIT - 1.8%
21,678	Equity LifeStyle Properties, Inc.	1,375,469
41,038	Equity Residential	2,673,215
64,433	Invitation Homes, Inc.	1,877,578

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RESIDENTIAL REIT - 1.8% (Continued)
14,501	Sun Communities, Inc.	$ 1,760,711
35,578	UDR, Inc.	1,314,607
		9,001,580
	RETAIL - CONSUMER STAPLES - 0.2%
10,745	Sprouts Farmers Market, Inc.(a)	881,520

	RETAIL - DISCRETIONARY - 0.5%
10,616	Builders FirstSource, Inc.(a)	704,902
13,842	Genuine Parts Company	1,877,945
		2,582,847
	RETAIL REIT - 1.8%
21,058	Regency Centers Corporation	1,574,507
35,311	Simon Property Group, Inc.	7,497,232
		9,071,739
	SELF-STORAGE REIT - 0.7%
24,006	Extra Space Storage, Inc.	3,387,247

	SEMICONDUCTORS - 10.5%
6,388	Cirrus Logic, Inc.(a)	699,550
15,629	Entegris, Inc.	2,114,447
124,443	KLA Corporation	21,833,523
15,071	Lattice Semiconductor Corporation(a)	1,738,289
67,333	Microchip Technology, Inc.	4,945,609
6,637	Monolithic Power Systems, Inc.	8,414,189
58,876	ON Semiconductor Corporation(a)	4,362,123
11,276	Semtech Corporation(a)	1,499,257
18,956	Skyworks Solutions, Inc.	1,270,242
15,924	Teradyne, Inc.	5,570,693
		52,447,922
	SOFTWARE - 7.2%
35,102	Bentley Systems, Inc., Class B	1,289,999
80,779	Fortinet, Inc.(a)	13,807,555
6,904	Manhattan Associates, Inc.(a)	1,540,904
29,537	Nutanix, Inc., A(a)	2,025,352

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 7.2% (Continued)
11,191	Roper Technologies, Inc.	$ 4,752,146
68,187	Samsara, Inc., Class A(a)	2,785,439
4,700	Tyler Technologies, Inc.(a)	1,749,434
16,951	Veeva Systems, Inc., Class A(a)	4,842,731
16,957	Zscaler, Inc.(a)	3,194,444
		35,988,004
	STEEL - 2.4%
30,091	Nucor Corporation	7,511,918
19,291	Steel Dynamics, Inc.	4,487,472
		11,999,390
	TECHNOLOGY HARDWARE - 9.3%
140,099	Arista Networks, Inc.(a)	27,415,972
6,252	Arrow Electronics, Inc.(a)	1,278,096
15,247	Ciena Corporation(a)	5,836,552
36,715	Everpure, Inc., Class A(a)	3,412,659
11,991	Jabil, Inc.	3,660,373
2,999	Plexus Corporation(a)	718,171
76,435	Super Micro Computer, Inc.(a)	2,849,497
30,847	Viavi Solutions, Inc.(a)	1,119,438
		46,290,758
	TECHNOLOGY SERVICES - 3.6%
51,872	CoStar Group, Inc.(a)	1,663,535
2,600	Fair Isaac Corporation(a)	2,982,746
9,051	MSCI, Inc.	5,164,863
41,560	Paychex, Inc.	5,292,250
14,863	Verisk Analytics, Inc.	2,880,152
		17,983,546
	TRANSPORTATION & LOGISTICS - 1.6%
10,425	JB Hunt Transport Services, Inc.	2,767,525
25,918	Old Dominion Freight Line, Inc.	5,182,563
		7,950,088

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
59,393	PACCAR, Inc.	$ 7,372,453

	TOTAL COMMON STOCKS (Cost $380,697,830)	499,078,243

	TOTAL INVESTMENTS - 99.9% (Cost $380,697,830)	$ 499,078,243
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	579,648
	NET ASSETS - 100.0%	$ 499,657,891

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.